Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

July 31, 2021

LCX-QTLY-0921
1.9891463.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	827,114	$23,200,548
Verizon Communications, Inc.	479,940	26,771,053
		49,971,601
Entertainment - 1.9%
Activision Blizzard, Inc.	89,839	7,512,337
Electronic Arts, Inc.	33,350	4,801,066
Netflix, Inc. (a)	51,364	26,584,465
Roku, Inc. Class A (a)	12,882	5,517,489
Take-Two Interactive Software, Inc. (a)	13,375	2,319,493
The Walt Disney Co. (a)	210,531	37,057,667
		83,792,517
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A (a)	34,885	93,998,679
Class C (a)	33,425	90,395,239
Facebook, Inc. Class A (a)	278,977	99,399,505
IAC (a)	9,630	1,322,103
Match Group, Inc. (a)	31,192	4,967,950
Pinterest, Inc. Class A (a)	61,743	3,636,663
Snap, Inc. Class A (a)	107,530	8,002,383
Twitter, Inc. (a)	92,562	6,456,200
Vimeo, Inc. (a)	15,561	697,133
Zillow Group, Inc.:
Class A (a)	4,291	459,695
Class C (a)	17,857	1,897,485
		311,233,035
Media - 1.3%
Charter Communications, Inc. Class A (a)	16,402	12,203,908
Comcast Corp. Class A	530,165	31,189,607
Discovery Communications, Inc.:
Class A (a)	19,038	552,292
Class C (non-vtg.) (a)	33,527	908,917
Fox Corp.:
Class A	38,887	1,386,710
Class B	17,805	591,838
Liberty Broadband Corp.:
Class A (a)	2,797	480,161
Class C (a)	24,469	4,343,003
Liberty Media Corp.:
Liberty Braves Class A (a)	1,356	35,988
Liberty Braves Class C (a)	3,842	101,621
Liberty Formula One Group Series C (a)	23,516	1,103,606
Liberty Media Class A (a)	2,978	123,468
Liberty SiriusXM Series A (a)	9,648	450,465
Liberty SiriusXM Series C (a)	19,804	914,945
Omnicom Group, Inc.	24,869	1,810,961
ViacomCBS, Inc.:
Class A (b)	3,230	143,832
Class B	65,894	2,697,041
		59,038,363
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	67,743	9,756,347

TOTAL COMMUNICATION SERVICES		513,791,863

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
Aptiv PLC (a)	31,313	5,224,574
Automobiles - 1.7%
Ford Motor Co. (a)	453,166	6,321,666
General Motors Co. (a)	147,044	8,357,981
Tesla, Inc. (a)	89,056	61,199,283
		75,878,930
Distributors - 0.1%
Genuine Parts Co.	16,767	2,128,068
Pool Corp.	4,668	2,230,464
		4,358,532
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)(b)	16,321	1,446,530
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	4,751	10,348,913
Caesars Entertainment, Inc. (a)	24,186	2,112,889
Carnival Corp. (a)(b)	92,598	2,004,747
Chipotle Mexican Grill, Inc. (a)	3,264	6,082,268
Darden Restaurants, Inc.	15,086	2,200,746
Domino's Pizza, Inc.	4,504	2,366,807
DraftKings, Inc. Class A (a)(b)	37,406	1,814,191
Expedia, Inc. (a)	16,041	2,580,516
Hilton Worldwide Holdings, Inc. (a)	32,195	4,232,033
Las Vegas Sands Corp. (a)	38,078	1,612,603
Marriott International, Inc. Class A (a)	30,851	4,503,629
McDonald's Corp.	86,476	20,988,590
MGM Resorts International	47,615	1,786,991
Penn National Gaming, Inc. (a)	17,172	1,174,221
Royal Caribbean Cruises Ltd. (a)	25,334	1,947,425
Starbucks Corp.	136,547	16,580,902
Yum! Brands, Inc.	34,804	4,572,898
		86,910,369
Household Durables - 0.3%
D.R. Horton, Inc.	38,372	3,661,840
Garmin Ltd.	17,326	2,723,647
Lennar Corp.:
Class A	31,011	3,260,807
Class B	2,796	241,435
NVR, Inc. (a)	402	2,099,485
PulteGroup, Inc.	30,902	1,695,593
		13,682,807
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	49,642	165,188,223
eBay, Inc.	74,962	5,113,158
Etsy, Inc. (a)	14,616	2,682,182
Wayfair LLC Class A (a)(b)	8,488	2,048,664
		175,032,227
Leisure Products - 0.1%
Hasbro, Inc.	14,832	1,474,894
Peloton Interactive, Inc. Class A (a)	30,572	3,609,025
		5,083,919
Multiline Retail - 0.6%
Dollar General Corp.	28,414	6,610,233
Dollar Tree, Inc. (a)	27,270	2,721,273
Target Corp.	58,091	15,164,656
		24,496,162
Specialty Retail - 2.2%
AutoZone, Inc. (a)	2,572	4,175,822
Best Buy Co., Inc.	26,721	3,002,104
Burlington Stores, Inc. (a)	7,682	2,571,934
CarMax, Inc. (a)	18,849	2,524,824
Carvana Co. Class A (a)	7,267	2,453,049
Lowe's Companies, Inc.	84,777	16,335,680
O'Reilly Automotive, Inc. (a)	8,142	4,916,465
Ross Stores, Inc.	41,282	5,064,889
The Home Depot, Inc.	124,861	40,978,132
TJX Companies, Inc.	139,234	9,580,692
Tractor Supply Co.	13,488	2,440,384
Ulta Beauty, Inc. (a)	6,545	2,197,811
		96,241,786
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	13,755	5,504,338
NIKE, Inc. Class B	147,464	24,701,695
VF Corp.	37,249	2,987,370
		33,193,403

TOTAL CONSUMER DISCRETIONARY		521,549,239

CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	21,246	1,506,766
Constellation Brands, Inc. Class A (sub. vtg.)	19,716	4,423,087
Keurig Dr. Pepper, Inc.	66,922	2,356,324
Monster Beverage Corp. (a)	42,864	4,042,932
PepsiCo, Inc.	160,005	25,112,785
The Coca-Cola Co.	449,811	25,652,721
		63,094,615
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	51,339	22,061,395
Kroger Co.	88,285	3,593,200
Sysco Corp.	59,183	4,391,379
Walgreens Boots Alliance, Inc.	83,155	3,920,758
Walmart, Inc.	160,791	22,920,757
		56,887,489
Food Products - 0.8%
Archer Daniels Midland Co.	64,753	3,867,049
Conagra Brands, Inc.	56,533	1,893,290
General Mills, Inc.	70,902	4,173,292
Hormel Foods Corp.	32,651	1,514,353
Kellogg Co.	29,453	1,866,142
McCormick & Co., Inc. (non-vtg.)	28,882	2,430,998
Mondelez International, Inc.	163,781	10,360,786
The Hershey Co.	16,994	3,039,887
The J.M. Smucker Co.	12,732	1,669,293
The Kraft Heinz Co.	75,182	2,892,252
Tyson Foods, Inc. Class A	34,181	2,442,574
		36,149,916
Household Products - 1.3%
Church & Dwight Co., Inc.	28,458	2,463,894
Colgate-Palmolive Co.	98,400	7,822,800
Kimberly-Clark Corp.	39,194	5,319,410
Procter & Gamble Co.	285,594	40,620,035
The Clorox Co.	14,582	2,637,738
		58,863,877
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	26,644	8,894,567
Tobacco - 0.6%
Altria Group, Inc.	215,556	10,355,310
Philip Morris International, Inc.	180,612	18,077,455
		28,432,765

TOTAL CONSUMER STAPLES		252,323,229

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	84,532	1,795,460
Halliburton Co.	103,026	2,130,578
Schlumberger Ltd.	162,163	4,675,159
		8,601,197
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (a)	26,774	2,273,916
Chevron Corp.	223,959	22,801,266
ConocoPhillips Co.	157,111	8,807,643
DT Midstream, Inc. (a)	11,316	479,798
EOG Resources, Inc.	67,675	4,930,801
Exxon Mobil Corp.	490,987	28,266,122
Hess Corp.	31,693	2,422,613
Kinder Morgan, Inc.	225,773	3,923,935
Marathon Petroleum Corp.	73,715	4,070,542
Occidental Petroleum Corp.	97,223	2,537,520
ONEOK, Inc.	51,602	2,681,756
Phillips 66 Co.	50,642	3,718,642
Pioneer Natural Resources Co.	23,858	3,468,237
The Williams Companies, Inc.	140,757	3,525,963
Valero Energy Corp.	47,370	3,172,369
		97,081,123

TOTAL ENERGY		105,682,320

FINANCIALS - 10.7%
Banks - 3.9%
Bank of America Corp.	881,102	33,799,073
Citigroup, Inc.	242,076	16,369,179
Citizens Financial Group, Inc.	49,212	2,074,778
Fifth Third Bancorp	82,440	2,991,748
First Republic Bank	20,411	3,980,553
Huntington Bancshares, Inc./Ohio	171,434	2,413,791
JPMorgan Chase & Co.	353,913	53,716,915
KeyCorp	112,303	2,207,877
M&T Bank Corp.	14,936	1,999,184
PNC Financial Services Group, Inc.	49,176	8,970,194
Regions Financial Corp.	111,366	2,143,796
SVB Financial Group (a)	6,476	3,561,541
Truist Financial Corp.	156,240	8,504,143
U.S. Bancorp	158,535	8,805,034
Wells Fargo & Co.	479,463	22,026,530
		173,564,336
Capital Markets - 3.1%
Ameriprise Financial, Inc.	13,538	3,486,847
Bank of New York Mellon Corp.	93,562	4,802,537
BlackRock, Inc. Class A	16,463	14,276,220
Charles Schwab Corp.	173,558	11,793,266
CME Group, Inc.	41,636	8,832,245
Goldman Sachs Group, Inc.	39,904	14,959,212
Intercontinental Exchange, Inc.	65,148	7,806,685
KKR & Co. LP	66,872	4,263,759
MarketAxess Holdings, Inc.	4,410	2,095,500
Moody's Corp.	18,661	7,016,536
Morgan Stanley	174,043	16,704,647
MSCI, Inc.	9,577	5,707,509
NASDAQ, Inc.	13,378	2,498,074
Northern Trust Corp.	24,154	2,725,779
Raymond James Financial, Inc.	14,207	1,839,522
S&P Global, Inc.	27,915	11,967,719
State Street Corp.	40,795	3,554,876
T. Rowe Price Group, Inc.	26,434	5,396,765
The Blackstone Group LP	79,315	9,142,640
		138,870,338
Consumer Finance - 0.7%
Ally Financial, Inc.	43,403	2,229,178
American Express Co.	75,681	12,905,881
Capital One Financial Corp.	53,264	8,612,789
Discover Financial Services	35,569	4,421,938
Synchrony Financial	62,975	2,961,085
		31,130,871
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	221,139	61,540,772
Insurance - 1.6%
AFLAC, Inc.	74,290	4,085,950
Allstate Corp.	35,129	4,568,526
American International Group, Inc.	100,296	4,749,016
Aon PLC	26,209	6,815,126
Arch Capital Group Ltd. (a)	46,722	1,822,158
Arthur J. Gallagher & Co.	23,761	3,310,145
Chubb Ltd.	52,217	8,811,097
Cincinnati Financial Corp.	17,346	2,044,746
Hartford Financial Services Group, Inc.	41,463	2,637,876
Markel Corp. (a)	1,595	1,923,841
Marsh & McLennan Companies, Inc.	58,944	8,677,736
MetLife, Inc.	87,183	5,030,459
Principal Financial Group, Inc.	29,397	1,826,436
Progressive Corp.	67,931	6,464,314
Prudential Financial, Inc.	46,051	4,617,994
The Travelers Companies, Inc.	29,250	4,355,910
Willis Towers Watson PLC	14,954	3,081,720
		74,823,050

TOTAL FINANCIALS		479,929,367

HEALTH CARE - 13.6%
Biotechnology - 2.1%
AbbVie, Inc.	204,788	23,816,844
Alnylam Pharmaceuticals, Inc. (a)	13,577	2,429,468
Amgen, Inc.	66,977	16,177,625
Biogen, Inc. (a)	17,666	5,772,012
BioMarin Pharmaceutical, Inc. (a)	21,128	1,621,151
Exact Sciences Corp. (a)	19,620	2,115,821
Gilead Sciences, Inc.	145,706	9,950,263
Horizon Therapeutics PLC (a)	25,976	2,598,120
Incyte Corp. (a)	21,710	1,679,269
Moderna, Inc. (a)	35,236	12,459,450
Novavax, Inc. (a)(b)	7,902	1,417,066
Regeneron Pharmaceuticals, Inc. (a)	12,207	7,014,264
Seagen, Inc. (a)	14,716	2,257,287
Vertex Pharmaceuticals, Inc. (a)	30,143	6,076,226
		95,384,866
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	205,450	24,855,341
Abiomed, Inc. (a)	5,255	1,719,121
Align Technology, Inc. (a)	8,350	5,809,930
Baxter International, Inc.	58,556	4,529,307
Becton, Dickinson & Co.	33,694	8,617,241
Boston Scientific Corp. (a)	164,334	7,493,630
Danaher Corp.	73,512	21,869,085
DexCom, Inc. (a)	11,152	5,748,968
Edwards Lifesciences Corp. (a)	72,418	8,130,369
Hologic, Inc. (a)	29,909	2,244,371
IDEXX Laboratories, Inc. (a)	9,906	6,721,518
Insulet Corp. (a)	7,674	2,146,341
Intuitive Surgical, Inc. (a)	13,651	13,534,420
Masimo Corp. (a)	5,910	1,609,825
Medtronic PLC	156,339	20,528,874
Novocure Ltd. (a)(b)	9,874	1,520,695
ResMed, Inc.	16,874	4,586,353
STERIS PLC	11,331	2,469,591
Stryker Corp.	37,953	10,282,986
Teleflex, Inc.	5,417	2,152,878
The Cooper Companies, Inc.	5,705	2,406,198
West Pharmaceutical Services, Inc.	8,591	3,537,172
Zimmer Biomet Holdings, Inc.	24,095	3,937,605
		166,451,819
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	17,130	2,092,772
Anthem, Inc.	28,403	10,907,036
Cardinal Health, Inc.	33,984	2,017,970
Centene Corp. (a)	67,444	4,627,333
Cigna Corp.	40,803	9,363,880
CVS Health Corp.	152,088	12,525,968
Guardant Health, Inc. (a)	9,860	1,082,628
HCA Holdings, Inc.	30,750	7,632,150
Humana, Inc.	14,944	6,364,052
Laboratory Corp. of America Holdings (a)	11,318	3,351,826
McKesson Corp.	18,439	3,758,421
Quest Diagnostics, Inc.	15,488	2,196,198
UnitedHealth Group, Inc.	109,637	45,194,564
		111,114,798
Health Care Technology - 0.3%
Cerner Corp.	35,497	2,853,604
Teladoc Health, Inc. (a)(b)	15,076	2,238,032
Veeva Systems, Inc. Class A (a)	15,811	5,260,478
		10,352,114
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	8,504	1,558,188
Agilent Technologies, Inc.	35,306	5,409,938
Avantor, Inc. (a)	60,017	2,255,439
Bio-Rad Laboratories, Inc. Class A (a)	2,503	1,850,994
Bio-Techne Corp.	4,505	2,172,491
Charles River Laboratories International, Inc. (a)	5,779	2,351,591
Illumina, Inc. (a)	16,919	8,387,594
IQVIA Holdings, Inc. (a)	22,174	5,492,500
Mettler-Toledo International, Inc. (a)	2,713	3,998,175
PerkinElmer, Inc.	13,007	2,370,266
Thermo Fisher Scientific, Inc.	45,668	24,661,177
Waters Corp. (a)	7,208	2,809,750
		63,318,103
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	259,834	17,634,934
Catalent, Inc. (a)	19,747	2,365,888
Elanco Animal Health, Inc. (a)	54,847	2,000,270
Eli Lilly & Co.	92,257	22,464,580
Johnson & Johnson	304,865	52,497,753
Merck & Co., Inc.	293,447	22,557,271
Organon & Co.	29,226	847,846
Pfizer, Inc.	646,867	27,692,376
Viatris, Inc.	140,296	1,973,965
Zoetis, Inc. Class A	55,103	11,169,378
		161,204,261

TOTAL HEALTH CARE		607,825,961

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.5%
General Dynamics Corp.	26,896	5,272,423
HEICO Corp.	4,936	667,594
HEICO Corp. Class A	8,518	1,033,148
L3Harris Technologies, Inc.	23,840	5,405,482
Lockheed Martin Corp.	28,587	10,624,930
Northrop Grumman Corp.	17,982	6,527,826
Raytheon Technologies Corp.	176,235	15,323,633
Teledyne Technologies, Inc. (a)	5,387	2,439,072
The Boeing Co. (a)	63,623	14,409,337
TransDigm Group, Inc. (a)	6,342	4,065,793
		65,769,238
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	19,648	2,519,856
FedEx Corp.	28,281	7,917,266
United Parcel Service, Inc. Class B	83,446	15,968,227
		26,405,349
Airlines - 0.2%
Delta Air Lines, Inc. (a)	73,990	2,952,201
Southwest Airlines Co. (a)	68,502	3,460,721
United Airlines Holdings, Inc. (a)	36,950	1,726,304
		8,139,226
Building Products - 0.4%
Carrier Global Corp.	94,768	5,235,932
Fortune Brands Home & Security, Inc.	16,048	1,564,199
Johnson Controls International PLC	83,533	5,965,927
Masco Corp.	29,806	1,779,716
Trane Technologies PLC	27,652	5,630,224
		20,175,998
Commercial Services & Supplies - 0.4%
Cintas Corp.	10,230	4,032,461
Copart, Inc. (a)	24,117	3,545,199
Republic Services, Inc.	24,412	2,889,404
Waste Management, Inc.	45,155	6,694,680
		17,161,744
Electrical Equipment - 0.6%
AMETEK, Inc.	26,733	3,717,224
Eaton Corp. PLC	46,169	7,297,010
Emerson Electric Co.	69,584	7,020,330
Generac Holdings, Inc. (a)	7,289	3,056,715
Plug Power, Inc. (a)(b)	58,406	1,593,316
Rockwell Automation, Inc.	13,469	4,140,640
		26,825,235
Industrial Conglomerates - 1.1%
3M Co.	67,163	13,294,244
General Electric Co.	1,016,863	13,168,376
Honeywell International, Inc.	80,662	18,857,969
Roper Technologies, Inc.	12,170	5,979,608
		51,300,197
Machinery - 1.5%
Caterpillar, Inc.	63,242	13,075,284
Cummins, Inc.	17,161	3,983,068
Deere & Co.	36,352	13,144,520
Dover Corp.	16,660	2,784,219
Fortive Corp.	39,201	2,848,345
IDEX Corp.	8,787	1,991,925
Illinois Tool Works, Inc.	33,425	7,576,445
Ingersoll Rand, Inc. (a)	43,319	2,117,000
Otis Worldwide Corp.	47,282	4,234,103
PACCAR, Inc.	40,227	3,338,439
Parker Hannifin Corp.	14,968	4,670,465
Stanley Black & Decker, Inc.	18,656	3,676,165
Westinghouse Air Brake Co.	20,629	1,750,783
Xylem, Inc.	20,933	2,634,418
		67,825,179
Professional Services - 0.5%
CoStar Group, Inc. (a)	45,700	4,060,445
Equifax, Inc.	14,125	3,680,975
IHS Markit Ltd.	43,225	5,050,409
Jacobs Engineering Group, Inc.	15,080	2,039,570
Leidos Holdings, Inc.	15,502	1,649,723
TransUnion Holding Co., Inc.	22,113	2,654,887
Verisk Analytics, Inc.	18,878	3,585,687
		22,721,696
Road & Rail - 1.1%
CSX Corp.	265,295	8,574,334
Kansas City Southern	10,535	2,821,273
Lyft, Inc. (a)	29,762	1,646,434
Norfolk Southern Corp.	29,214	7,532,246
Old Dominion Freight Lines, Inc.	11,119	2,992,679
Uber Technologies, Inc. (a)	170,257	7,399,369
Union Pacific Corp.	77,686	16,994,589
		47,960,924
Trading Companies & Distributors - 0.2%
Fastenal Co.	66,606	3,648,011
United Rentals, Inc. (a)	8,371	2,758,663
W.W. Grainger, Inc.	5,108	2,270,915
		8,677,589

TOTAL INDUSTRIALS		362,962,375

INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	6,386	2,429,171
Cisco Systems, Inc.	489,609	27,109,650
F5 Networks, Inc. (a)	7,168	1,480,264
Motorola Solutions, Inc.	19,596	4,387,936
		35,407,021
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	69,483	5,036,823
CDW Corp.	16,349	2,997,589
Cognex Corp.	20,445	1,848,432
Corning, Inc.	89,103	3,729,852
Keysight Technologies, Inc. (a)	21,580	3,550,989
TE Connectivity Ltd.	38,374	5,659,014
Trimble, Inc. (a)	29,126	2,490,273
Zebra Technologies Corp. Class A (a)	6,200	3,425,376
		28,738,348
IT Services - 5.6%
Accenture PLC Class A	73,559	23,368,223
Akamai Technologies, Inc. (a)	18,937	2,270,925
Automatic Data Processing, Inc.	49,630	10,403,937
Broadridge Financial Solutions, Inc.	13,433	2,330,491
Cognizant Technology Solutions Corp. Class A	61,528	4,524,154
EPAM Systems, Inc. (a)	6,506	3,642,059
Fidelity National Information Services, Inc.	72,032	10,736,370
Fiserv, Inc. (a)	69,068	7,950,417
FleetCor Technologies, Inc. (a)	9,690	2,502,152
Gartner, Inc. (a)	10,289	2,723,807
Global Payments, Inc.	34,237	6,621,778
GoDaddy, Inc. (a)	19,705	1,652,264
IBM Corp.	103,633	14,608,108
MasterCard, Inc. Class A	101,685	39,244,309
MongoDB, Inc. Class A (a)	6,014	2,158,545
Okta, Inc. (a)(b)	14,269	3,535,716
Paychex, Inc.	37,219	4,236,267
PayPal Holdings, Inc. (a)	135,828	37,424,689
Square, Inc. (a)	45,208	11,178,130
Twilio, Inc. Class A (a)	18,559	6,933,457
VeriSign, Inc. (a)	11,542	2,497,343
Visa, Inc. Class A	196,710	48,467,377
		249,010,518
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	140,539	14,923,836
Analog Devices, Inc.	42,786	7,163,232
Applied Materials, Inc.	106,429	14,892,610
Broadcom, Inc.	47,348	22,982,719
Cree, Inc. (a)(b)	13,311	1,234,728
Enphase Energy, Inc. (a)	14,962	2,836,795
Entegris, Inc.	15,619	1,884,276
Intel Corp.	471,223	25,314,100
KLA Corp.	17,869	6,221,271
Lam Research Corp.	16,574	10,564,433
Marvell Technology, Inc.	92,185	5,578,114
Maxim Integrated Products, Inc.	31,085	3,105,702
Microchip Technology, Inc.	31,225	4,468,922
Micron Technology, Inc.	129,733	10,064,686
Monolithic Power Systems, Inc.	4,965	2,230,576
NVIDIA Corp.	287,623	56,083,609
NXP Semiconductors NV	32,128	6,630,898
ON Semiconductor Corp. (a)	47,760	1,865,506
Qorvo, Inc. (a)	13,135	2,490,265
Qualcomm, Inc.	131,754	19,736,749
Skyworks Solutions, Inc.	19,125	3,528,754
SolarEdge Technologies, Inc. (a)	5,997	1,556,102
Teradyne, Inc.	19,336	2,455,672
Texas Instruments, Inc.	106,733	20,345,444
Xilinx, Inc.	28,502	4,270,740
		252,429,739
Software - 10.2%
Adobe, Inc. (a)	55,588	34,555,168
ANSYS, Inc. (a)	10,057	3,705,602
Autodesk, Inc. (a)	25,497	8,187,852
Avalara, Inc. (a)	9,928	1,659,664
Black Knight, Inc. (a)	18,212	1,508,136
Cadence Design Systems, Inc. (a)	32,349	4,776,330
Ceridian HCM Holding, Inc. (a)(b)	15,195	1,495,188
Citrix Systems, Inc.	14,290	1,439,718
Cloudflare, Inc. (a)	21,769	2,582,456
Coupa Software, Inc. (a)(b)	8,383	1,819,111
Crowdstrike Holdings, Inc. (a)	21,833	5,537,067
Datadog, Inc. Class A (a)	23,894	2,645,066
DocuSign, Inc. (a)	21,635	6,448,095
Fair Isaac Corp. (a)	3,395	1,778,674
Fortinet, Inc. (a)	15,707	4,276,074
HubSpot, Inc. (a)	5,050	3,009,901
Intuit, Inc.	31,757	16,830,257
Microsoft Corp.	874,724	249,217,615
NortonLifeLock, Inc.	67,612	1,678,130
Nuance Communications, Inc. (a)	33,107	1,817,574
Oracle Corp.	215,105	18,744,250
Palo Alto Networks, Inc. (a)	11,275	4,499,289
Paycom Software, Inc. (a)	5,702	2,280,800
PTC, Inc. (a)	12,212	1,654,115
RingCentral, Inc. (a)	9,310	2,488,284
Salesforce.com, Inc. (a)	110,995	26,853,020
ServiceNow, Inc. (a)	22,741	13,369,206
Splunk, Inc. (a)	18,756	2,662,977
SS&C Technologies Holdings, Inc.	25,947	2,033,985
Synopsys, Inc. (a)	17,667	5,087,919
The Trade Desk, Inc. (a)	49,400	4,046,354
Tyler Technologies, Inc. (a)	4,710	2,320,334
Workday, Inc. Class A (a)	21,333	5,000,455
Zendesk, Inc. (a)(b)	13,648	1,781,473
Zoom Video Communications, Inc. Class A (a)	23,725	8,970,423
Zscaler, Inc. (a)	8,652	2,041,093
		458,801,655
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,830,214	266,954,996
Dell Technologies, Inc. (a)	27,511	2,658,113
Hewlett Packard Enterprise Co.	150,959	2,188,906
HP, Inc.	145,236	4,192,963
NetApp, Inc.	25,759	2,050,159
Seagate Technology Holdings PLC	23,336	2,051,234
Western Digital Corp. (a)	35,533	2,307,158
		282,403,529

TOTAL INFORMATION TECHNOLOGY		1,306,790,810

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	25,662	7,468,412
Albemarle Corp. U.S.	13,525	2,786,691
Celanese Corp. Class A	13,236	2,061,772
Corteva, Inc.	86,287	3,691,358
Dow, Inc.	86,421	5,371,929
DuPont de Nemours, Inc.	62,436	4,685,822
Eastman Chemical Co.	15,760	1,776,467
Ecolab, Inc.	28,842	6,369,179
FMC Corp.	15,037	1,608,207
International Flavors & Fragrances, Inc.	28,843	4,344,910
Linde PLC	60,638	18,639,515
LyondellBasell Industries NV Class A	29,832	2,963,213
PPG Industries, Inc.	27,478	4,493,203
Sherwin-Williams Co.	28,059	8,166,011
		74,426,689
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,223	2,624,116
Vulcan Materials Co.	15,371	2,766,626
		5,390,742
Containers & Packaging - 0.3%
Amcor PLC	181,279	2,095,585
Avery Dennison Corp.	9,645	2,032,009
Ball Corp.	38,027	3,075,624
International Paper Co.	45,586	2,633,047
Packaging Corp. of America	10,974	1,552,821
		11,389,086
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	169,148	6,444,539
Newmont Corp.	92,820	5,830,952
Nucor Corp.	34,566	3,595,555
		15,871,046

TOTAL MATERIALS		107,077,563

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	14,741	2,967,953
American Tower Corp.	52,630	14,883,764
AvalonBay Communities, Inc.	16,181	3,686,517
Boston Properties, Inc.	16,418	1,927,145
Crown Castle International Corp.	50,020	9,658,362
Digital Realty Trust, Inc.	32,601	5,025,770
Duke Realty Corp.	43,357	2,206,004
Equinix, Inc.	10,355	8,495,346
Equity Residential (SBI)	39,761	3,345,093
Essex Property Trust, Inc.	7,539	2,473,546
Extra Space Storage, Inc.	15,310	2,666,083
Healthpeak Properties, Inc.	62,480	2,309,886
Invitation Homes, Inc.	65,751	2,674,751
Medical Properties Trust, Inc.	67,467	1,418,831
Mid-America Apartment Communities, Inc.	13,274	2,563,209
Prologis (REIT), Inc.	85,765	10,981,351
Public Storage	17,637	5,511,210
Realty Income Corp.	43,282	3,042,292
SBA Communications Corp. Class A	12,679	4,323,412
Simon Property Group, Inc.	38,093	4,819,526
Sun Communities, Inc.	12,956	2,540,801
Ventas, Inc.	43,472	2,598,756
VICI Properties, Inc. (b)	62,198	1,939,956
Welltower, Inc.	48,402	4,204,198
Weyerhaeuser Co.	86,702	2,924,458
		109,188,220
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	38,919	3,754,127

TOTAL REAL ESTATE		112,942,347

UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	29,028	1,699,009
American Electric Power Co., Inc.	57,586	5,074,478
Duke Energy Corp.	89,144	9,369,926
Edison International	44,000	2,398,000
Entergy Corp.	23,275	2,395,463
Evergy, Inc.	26,364	1,719,460
Eversource Energy	39,770	3,430,958
Exelon Corp.	113,215	5,298,462
FirstEnergy Corp.	63,008	2,414,467
NextEra Energy, Inc.	227,297	17,706,436
PG&E Corp. (a)	173,040	1,521,022
PPL Corp.	89,178	2,529,980
Southern Co.	122,534	7,826,247
Xcel Energy, Inc.	62,339	4,254,637
		67,638,545
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	77,411	1,834,641
Multi-Utilities - 0.7%
Ameren Corp.	29,408	2,467,919
CMS Energy Corp.	33,527	2,071,633
Consolidated Edison, Inc.	39,694	2,928,226
Dominion Energy, Inc.	93,417	6,994,131
DTE Energy Co.	22,483	2,637,706
Public Service Enterprise Group, Inc.	58,565	3,644,500
Sempra Energy	36,506	4,769,509
WEC Energy Group, Inc.	36,572	3,442,888
		28,956,512
Water Utilities - 0.1%
American Water Works Co., Inc.	21,040	3,579,114

TOTAL UTILITIES		102,008,812

TOTAL COMMON STOCKS
(Cost $3,318,712,740)		4,472,883,886

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.06% (c)	17,778,281	17,781,837
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	18,253,595	18,255,420
TOTAL MONEY MARKET FUNDS
(Cost $36,037,234)		36,037,257
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,354,749,974)		4,508,921,143
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(25,358,383)
NET ASSETS - 100%		$4,483,562,760

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	Sept. 2021	$9,656,900	$368,074	$368,074

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $352,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,290
Fidelity Securities Lending Cash Central Fund	14,979
Total	$25,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,271,077	$826,331,866	$817,820,689	$(417)	$--	$17,781,837	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,988,026	222,017,470	207,750,076	--	--	18,255,420	0.1%
Total	$13,259,103	$1,048,349,336	$1,025,570,765	$(417)	$--	$36,037,257

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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